CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	¥ 420,743,905	$ 60,599,727	¥ 296,690,894	¥ 42,900,286
Net cash used in investing activities	(3,381,959,243)	(487,103,449)	(991,917,315)	(1,561,988,349)
Net cash used in financing activities:
Net cash used in financing activities:	798,298,562	114,978,909	2,281,227,000	1,813,948,044
Net increase in cash and cash equivalents	(2,080,569,865)	(299,664,391)	1,683,880,638	295,474,293
Cash and cash equivalents-beginning of year	2,610,088,382	375,930,921	926,207,744	630,733,451
Cash and cash equivalents-end of year	529,518,517	76,266,530	2,610,088,382	926,207,744
Supplemental disclosure for cash flow information:
Cash paid for interest	206,010,610	29,671,700	115,018,836	77,356,571
Cash paid for income taxes	93,382,333	13,449,854	5,491,235	1,954,258
Supplemental disclosure of non-cash investing and financing activities:
Proceeds of US$150 million syndicated loan, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	957,158,701	137,859,528
Accrued listing expenses				20,656,597
Accrued professional fees for issuance of Senior Notes			2,740,945
Subscription receivables related to share option exercise			197,816
Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares				2,678,292,288
Parent company
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities				14,000
Net cash used in investing activities
Net cash used in financing activities:
Net cash used in financing activities:
Effect of exchange rate changes on cash and cash equivalents	273,000	39	230,000
Net increase in cash and cash equivalents	273,000	39	230,000	14,000
Cash and cash equivalents-beginning of year	3,998	576	3,768,000	3,754,000
Cash and cash equivalents-end of year	4,271	615	3,998	3,768,000
Supplemental disclosure for cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)				154,338,750
Payment of convertible redeemable preferred shares issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)				(859,771)
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)				50,705,282
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	25,431,373	3,662,880	4,891,204
Proceeds of issuance of Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)			1,241,289,905
Payment for Senior Notes issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(2,740,945)	(394,778)
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)			954,428,056
Accrued listing expenses				20,656,597
Accrued professional fees for issuance of Senior Notes			2,740,945
Subscription receivables related to share option exercise			197,816
Parent company | Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares				2,678,292,288
IPO | Parent company
Supplemental disclosure of non-cash investing and financing activities:
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)			(20,656,597)
IPO | Parent company | Class A Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of common shares in IPO, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)				644,443,313
Private placements | Parent company | Class A Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of common shares in private placement concurrent with IPO net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)				306,934,945
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)			¥ 792,860,341